SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Beginning balance at September 30, 2025	$ 57,024,465		$ 57,024,465
Increase in digital assets - Bitcoin			24,456,952
Decrease in digital assets - Bitcoin
Net change in fair value	(17,502,596)		(17,502,596)	2,024,465	$ (82,844)
Ending balance as of September 30, 2025	63,978,821	$ 57,024,465	63,978,821	57,024,465
Accounts payable	1,788,527		1,788,527	429,322	1,098,582
Accrued expenses	1,072,282		1,072,282	1,034,822	1,141,755
Total	$ 2,860,809		$ 2,860,809	$ 1,464,144	$ 2,240,337